UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® MI Municipal Income Fund	4.41%	5.30%	5.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

During the past year, Michigan Municipal Income Fund gained 4.41% and the Lehman Brothers Michigan Enhanced Municipal Bond Index gained 4.67%. The Michigan muni market performed roughly in line with the national average, bolstered by strong demand for tax-free investments. Benefiting the fund's performance relative to the index was my overweighting in bonds that were prerefunded during the period. Prerefunding resulted in relatively strong returns as the bonds' maturities were shortened and their credit quality improved. Our ability to access Fidelity's research and trading capabilities also helped performance because it allowed us to invest in securities that were priced attractively and which we held onto as the market recognized their value. Detracting from returns was our underweighting in lower-quality investment-grade securities - particularly in the uninsured health care segment - which generally outpaced higher-quality securities. The fund also was hurt by its underexposure to longer-term bonds, which were some of the market's best performers during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Fidelity Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,044.20	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.70	$ 2.79
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Michigan Municipal Income Fund	.48%
Fidelity Michigan Municipal Money Market Fund	.55%

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.9	41.2
Escrowed/Pre-Refunded	23.8	25.5
Water & Sewer	15.5	13.9
Special Tax	7.3	5.0
Health Care	6.1	6.3
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	10.4	10.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	5.9	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 74.8%	AAA 72.3%
AA,A 22.7%	AA,A 26.9%
BBB 0.5%	BBB 0.5%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value (Note 1)
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,118,976
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	659,790
		1,778,766
Michigan - 96.4%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,252,363
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,513,059
5% 3/1/18 (MBIA Insured)	1,440,000	1,548,662
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,916,000	3,640,801
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,227,269
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,267,908
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,144,500
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,137,670
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,480,682
5.25% 5/1/18	1,100,000	1,187,582
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,906,253
5% 5/1/16 (FSA Insured)	1,000,000	1,079,720
5% 5/1/17 (FSA Insured)	2,065,000	2,222,002
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755,000	1,908,966
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (c)	1,850,000	2,012,301
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,750,264
5% 6/1/25 (AMBAC Insured)	1,775,000	1,886,293
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,802,350
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (c)	1,000,000	1,067,970
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,223,696
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (c)	5,000,000	5,433,250
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,132,598
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Clarkston Cmnty. Schools: - continued
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,257,686
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,078,980
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,186,941
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,197,426
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,220,000	1,336,071
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,363,449
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,363,449
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,250,000	1,368,925
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,183,391
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,883,232
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,866,250
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,627,815
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,085,210
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	2,000,000	2,201,260
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	3,050,000	3,309,891
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,337,847
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,171,930
5% 9/30/12 (MBIA Insured)	4,765,000	5,087,448
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,680,660
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,492,563
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,949,847
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,114,998
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,125,280
5% 4/1/15 (AMBAC Insured)	3,800,000	4,066,228
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (c)	2,615,000	2,802,286
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,607,430
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,339,525
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	$ 10,000,000	$ 10,241,300
Series A:
SR Lien, 5% 7/1/32 (FSA Insured)	1,900,000	1,987,780
0% 7/1/14 (FGIC Insured)	6,730,000	4,991,103
5.125% 7/1/31 (Pre-Refunded to 7/1/11 @ 100) (c)	8,020,000	8,502,563
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,173,015
5% 7/1/36 (FGIC Insured)	5,000,000	5,294,400
4.191% 7/1/32 (FSA Insured) (a)	5,000,000	5,007,550
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,620,938
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,898,991
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,310,501
Series B, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	2,760,000	3,004,867
Series C, 5% 7/1/33 (FSA Insured)	13,500,000	14,327,410
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,109,590
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,202,480
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,162,520
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,074,411
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,309,660
5% 5/1/28 (FSA Insured)	1,250,000	1,334,388
5% 5/1/29 (FSA Insured)	1,275,000	1,355,988
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,525,847
5% 5/1/17 (FSA Insured)	1,985,000	2,120,258
5.5% 5/1/17	1,690,000	1,808,368
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,757,085
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (c)	1,250,000	1,328,400
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,825,620
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,911,160
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,344,682
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Ferris State Univ. Rev.: - continued
5% 10/1/17 (MBIA Insured)	$ 1,320,000	$ 1,409,773
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,086,650
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,119,250
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,135,992
5% 5/1/17 (FSA Insured)	1,615,000	1,737,788
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,302,819
5% 5/1/17 (FSA Insured)	1,390,000	1,490,580
5% 5/1/19 (FSA Insured)	1,205,000	1,300,882
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,448,089
5% 5/1/18 (MBIA Insured)	1,505,000	1,605,098
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,319,003
5% 5/1/17 (FSA Insured)	1,230,000	1,314,501
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,314,168
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,314,168
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,665,270
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,187,530
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,327,800
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,081,645
5% 5/1/32 (MBIA Insured)	1,950,000	2,076,984
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,522,185
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,179,596
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	993,812
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,072,360
Huron School District 5.625% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,050,000	1,131,785
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,198,700
0% 5/1/11 (FGIC Insured)	5,830,000	4,933,113
0% 5/1/12 (FGIC Insured)	1,420,000	1,155,411
5.25% 5/1/16	2,450,000	2,657,981
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	$ 3,165,000	$ 3,445,134
5.25% 5/1/16 (FSA Insured)	1,500,000	1,668,105
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,037,986
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,496,036
5.375% 1/15/12	2,505,000	2,586,362
L'Anse Creuse Pub. Schools:
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,088,630
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,088,630
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (c)	1,150,000	1,234,226
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,433,150
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,132,278
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,136,641
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (c)	8,480,000	3,296,091
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,194,940
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,047,220
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,429,500
Series 1A, 5% 10/15/36 (FGIC Insured)	5,000,000	5,342,650
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,200,070
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,914,711
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,066,840
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,035,000	2,132,965
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,372,799
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	487,792
5.5% 3/1/14	1,300,000	1,395,576
5.5% 3/1/15	1,985,000	2,129,012
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	$ 1,000,000	$ 1,038,820
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,190,760
Series A:
5% 11/15/09	650,000	670,059
5% 11/15/12	1,485,000	1,569,823
5% 11/15/14	1,000,000	1,070,340
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	1,945,000	2,080,722
6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,664,100
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,529,100
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	2,195,000	2,221,011
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,478,518
6% 8/15/08 (Escrowed to Maturity) (c)	1,130,000	1,144,475
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,281,053
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,529,700
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,159,180
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,200,940
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,792,610
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	602,980
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,535,134
5.625% 11/15/31	4,500,000	4,781,250
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,673,856
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,731,722
(Local Govt. Ln. Prog.):
Series A, 4.75% 12/1/09 (FGIC Insured)	6,000,000	6,001,440
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,988,062
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,105,292
7.5% 11/1/09 (AMBAC Insured)	15,000	15,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
5% 10/1/23	$ 5,000,000	$ 5,240,100
5.375% 10/1/19	2,005,000	2,180,417
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (a)(b)	3,000,000	2,996,220
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,055,880
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,308,702
7% 5/1/21 (AMBAC Insured)	8,520,000	11,154,384
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,022,520
5.5% 11/1/16	3,000,000	3,401,580
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,550,900
5.25% 10/1/16 (FSA Insured)	3,000,000	3,230,340
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,426,216
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,083,752
5.5% 5/1/17	1,005,000	1,082,827
5.5% 5/1/19	1,090,000	1,171,924
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,410,000	1,516,793
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,496,650
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,080,650
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,271,503
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,060,700
North Kent Swr. Auth.:
5% 11/1/19 (MBIA Insured)	420,000	456,670
5% 11/1/20 (MBIA Insured)	490,000	531,532
5% 11/1/22 (MBIA Insured)	1,645,000	1,776,090
5% 11/1/23 (MBIA Insured)	1,290,000	1,390,620
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,657,889
5% 5/1/16 (FSA Insured)	1,475,000	1,581,731
5% 5/1/17 (FSA Insured)	3,675,000	3,940,041
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	$ 285,000	$ 298,315
5.5% 4/1/15 (FGIC Insured)	170,000	177,852
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,034,175
0% 5/1/13 (MBIA Insured)	1,700,000	1,325,762
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,515,000	1,619,732
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,534,962
5% 5/1/16 (MBIA Insured)	1,945,000	2,100,055
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,115,923
5% 5/1/16 (FSA Insured)	1,025,000	1,110,506
5.5% 5/1/14	1,000,000	1,095,690
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,092,400
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,881,346
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,271,503
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (c)	2,125,000	2,299,526
5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	2,175,000	2,353,633
Riverview Cmnty. School District:
5% 5/1/14	905,000	975,626
5% 5/1/15	955,000	1,028,888
5% 5/1/17	1,000,000	1,069,450
5% 5/1/18	1,000,000	1,067,480
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,125,000	1,215,731
5% 5/1/19 (MBIA Insured)	1,000,000	1,104,710
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,098,580
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,473,095
5% 4/1/19 (AMBAC Insured)	1,475,000	1,573,545
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (c)	1,065,000	1,150,892
South Haven Pub. Schools:
5% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,450,000	1,555,357
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
South Haven Pub. Schools: - continued
5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,350,000	$ 1,448,091
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,082,130
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,210,534
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,107,810
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,106,611
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,106,016
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,106,016
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,007,904
5.25% 5/1/25 (FSA Insured)	6,500,000	7,036,835
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,837,591
Troy School District:
5% 5/1/15	2,135,000	2,300,185
5% 5/1/15 (MBIA Insured)	1,000,000	1,087,140
5% 5/1/16 (MBIA Insured)	1,000,000	1,092,610
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,203,340
5.25% 5/1/15	725,000	789,525
5.375% 5/1/16	2,250,000	2,469,983
5.5% 5/1/17	1,000,000	1,103,590
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,338,621
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,065,140
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,065,140
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,091,260
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	854,446
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,078,360
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,073,820
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,010,675
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw: - continued
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	$ 1,630,000	$ 1,748,876
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,710,000	1,849,775
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,875,000	2,028,263
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,050,000	1,135,827
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,619,277
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,734,061
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,259,560
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,206,266
5% 5/1/17 (FGIC Insured)	1,500,000	1,620,690
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,145,792
		551,252,421
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,675,425
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L:
5.25% 7/1/38 (AMBAC Insured)	1,000,000	1,190,360
5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,960,525
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,147,050
		7,973,360
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $544,638,955)	561,004,547
NET OTHER ASSETS - 1.9%	10,864,535
NET ASSETS - 100%	$ 571,869,082
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.9%
Escrowed/Pre-Refunded	23.8%
Water & Sewer	15.5%
Special Tax	7.3%
Health Care	6.1%
Others* (individually less than 5%)	7.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $544,638,955)		$ 561,004,547
Cash		5,856,656
Receivable for fund shares sold		70,598
Interest receivable		6,148,952
Prepaid expenses		2,744
Other receivables		39,759
Total assets		573,123,256

Liabilities
Payable for fund shares redeemed	$ 264,418
Distributions payable	670,176
Accrued management fee	175,651
Transfer agent fee payable	74,472
Other affiliated payables	24,209
Other payables and accrued expenses	45,248
Total liabilities		1,254,174

Net Assets		$ 571,869,082
Net Assets consist of:
Paid in capital		$ 555,147,850
Undistributed net investment income		194,601
Accumulated undistributed net realized gain (loss) on investments		161,039
Net unrealized appreciation (depreciation) on investments		16,365,592
Net Assets, for 48,394,890 shares outstanding		$ 571,869,082
Net Asset Value, offering price and redemption price per share ($571,869,082 ÷ 48,394,890 shares)		$ 11.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 24,653,334

Expenses
Management fee	$ 2,065,208
Transfer agent fees	441,172
Accounting fees and expenses	133,743
Custodian fees and expenses	8,814
Independent trustees' compensation	2,138
Registration fees	20,322
Audit	52,646
Legal	4,602
Miscellaneous	7,103
Total expenses before reductions	2,735,748
Expense reductions	(286,849)	2,448,899
Net investment income		22,204,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,817,566
Futures contracts	221,330
Total net realized gain (loss)		3,038,896
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,479,211)
Futures contracts	67,273
Total change in net unrealized appreciation (depreciation)		(1,411,938)
Net gain (loss)		1,626,958
Net increase (decrease) in net assets resulting from operations		$ 23,831,393

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,204,435	$ 22,485,171
Net realized gain (loss)	3,038,896	4,556,306
Change in net unrealized appreciation (depreciation)	(1,411,938)	(11,968,775)
Net increase (decrease) in net assets resulting from operations	23,831,393	15,072,702
Distributions to shareholders from net investment income	(22,267,575)	(22,452,478)
Distributions to shareholders from net realized gain	(2,876,586)	(5,430,741)
Total distributions	(25,144,161)	(27,883,219)
Share transactions Proceeds from sales of shares	76,355,990	91,467,289
Reinvestment of distributions	16,630,117	18,797,338
Cost of shares redeemed	(85,289,779)	(91,856,609)
Net increase (decrease) in net assets resulting from share transactions	7,696,328	18,408,018
Redemption fees	1,406	3,250
Total increase (decrease) in net assets	6,384,966	5,600,751

Net Assets
Beginning of period	565,484,116	559,883,365
End of period (including undistributed net investment income of $194,601 and undistributed net investment income of $260,167, respectively)	$ 571,869,082	$ 565,484,116
Other Information Shares
Sold	6,468,719	7,616,556
Issued in reinvestment of distributions	1,409,257	1,570,055
Redeemed	(7,243,857)	(7,675,047)
Net increase (decrease)	634,119	1,511,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Income from Investment Operations
Net investment income B	.469	.472	.491	.513	.532
Net realized and unrealized gain (loss)	.041	(.155)	(.026)	.180	.568
Total from investment operations	.510	.317	.465	.693	1.100
Distributions from net investment income	(.470)	(.472)	(.490)	(.513)	(.530)
Distributions from net realized gain	(.060)	(.115)	(.085)	-	-
Total distributions	(.530)	(.587)	(.575)	(.513)	(.530)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04
Total Return A	4.41%	2.67%	3.90%	5.87%	9.78%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.44%	.45%	.48%	.49%	.48%
Net investment income	3.98%	3.94%	4.05%	4.22%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,869	$ 565,484	$ 559,883	$ 561,394	$ 572,242
Portfolio turnover rate	17%	23%	12%	23%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/06	% of fund's investments 6/30/06	% of fund's investments 12/31/05
0 - 30	91.1	89.1	92.8
31 - 90	0.9	1.7	0.0
91 - 180	0.8	7.2	3.3
181 - 397	7.2	2.0	3.9
Weighted Average Maturity
	12/31/06	6/30/06	12/31/05
Fidelity Michigan Municipal Money Market Fund	26 Days	21 Days	19 Days
All Tax-Free Money Market Funds Average*	26 Days	21 Days	29 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Variable Rate Demand Notes (VRDNs) 83.0%	Variable Rate Demand Notes (VRDNs) 85.4%
Commercial Paper (including CP Mode) 0.7%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 0.8%	Tender Bonds 2.4%
Municipal Notes 4.0%	Municipal Notes 2.9%
Fidelity Municipal Cash Central Fund 3.1%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 3.8%	Other Investments 1.8%
Net Other Assets 4.6%	Net Other Assets 2.7%

Current and Historical Seven-Day Yields

	1/01/07	10/02/06	7/03/06	4/03/06	1/02/06
Fidelity Michigan Municipal Money Market Fund	3.39%	3.23%	3.42%	2.68%	2.93%

If Fidelity had not reimbursed certain fund expenses	3.38%	3.23%	3.41%	2.68%	2.90%

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 95.4%
	Principal Amount	Value (Note 1)
Michigan - 91.7%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 5,100,000	$ 5,100,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R4519, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,070,000	6,070,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.96%, LOC Northern Trust Co., Chicago, VRDN (a)	4,720,000	4,720,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,080,000	3,080,000
Detroit City School District:
Bonds Series A, 5% 5/1/07 (FGIC Insured)	5,000,000	5,021,097
Participating VRDN:
ROC II R1033, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,305,000	2,305,000
Series AAB 04 39, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	6,800,000	6,800,000
Series MACN 05 R, 3.95% (Liquidity Facility Bank of America NA) (a)(f)	8,495,000	8,495,000
Series MACN 06 J, 3.95% (Liquidity Facility Bank of America NA) (a)(f)	5,555,000	5,555,000
Series PA 997, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,000,000	8,000,000
Series Putters 1311, 3.97% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,125,000	3,125,000
Series ROCS RR R 9015, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,475,000	3,475,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 4.03% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,500,000	2,500,000
Detroit Gen. Oblig.:
Bonds Series 2004 B, 5% 4/1/07 (FSA Insured)	1,285,000	1,288,810
TAN 4.5% 3/1/07, LOC Bank of Nova Scotia, New York Agcy.	2,400,000	2,402,912
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	6,500,000	6,500,000
Series GS 06 100 TP, 3.98% (Liquidity Facility DEPFA BANK PLC) (a)(f)	3,000,000	3,000,000
Series MACN 02 G, 3.99% (Liquidity Facility Bank of America NA) (a)(f)	8,520,000	8,520,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots 00 I, 3.95% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 9,300,000	$ 9,300,000
Series Merlots 01 A103, 3.95% (Liquidity Facility Bank of New York, New York) (a)(f)	9,975,000	9,975,000
Series Merlots 06 B1, 3.95% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,490,000	5,490,000
Series MT 324 3.96% (Liquidity Facility DEPFA BANK PLC) (a)(f)	15,000,000	15,000,000
Series PA 1183, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,000,000	5,000,000
Series RBC I-2, 3.96% (Liquidity Facility Royal Bank of Canada) (a)(f)	6,000,000	6,000,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series B, 5.1% 7/1/07 (MBIA Insured)	1,000,000	1,007,175
Participating VRDN:
Series Merlots 00 D, 3.95% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,500,000	4,500,000
Series MSTC 7012 Class A, 3.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	2,500,000	2,500,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(f)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.94% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.97% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,985,000	2,985,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.93%, LOC Nat'l. City Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.96% (Liquidity Facility Citibank NA) (a)(f)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 4.02%, LOC Comerica Bank, Detroit, VRDN (a)	2,230,000	2,230,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.93%, VRDN (a)	7,600,000	7,600,000
Jonesville Cmnty. Schools Participating VRDN Series ROC II R7512, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,790,000	5,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.96% (Liquidity Facility Citibank NA) (a)(f)	$ 3,750,000	$ 3,750,000
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,150,000	7,150,000
Michigan Bldg. Auth. Rev.:
Bonds Series II, 5.5% 10/15/08 (Pre-Refunded to 10/15/07 @ 101) (e)	10,000,000	10,248,313
Participating VRDN:
Series 06 156, 3.96% (Liquidity Facility Citibank NA) (a)(f)	7,000,000	7,000,000
Series AAB 03 35, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	3,000,000	3,000,000
Series AAB 05 33, 3.95% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	5,995,000	5,995,000
Series Eagle 06 0142, 3.96% (Liquidity Facility Citibank NA) (a)(f)	7,900,000	7,900,000
Series EGL 01 2202, 3.96% (Liquidity Facility Citibank NA) (a)(f)	3,000,000	3,000,000
Series MS 00 481X, 3.95% (Liquidity Facility Morgan Stanley) (a)(f)	2,670,000	2,670,000
Series MSTC 2006 277 Class A, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	3,800,000	3,800,000
Series PA 889R, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,795,000	7,795,000
Series Putters 1465, 3.97% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,400,000	6,400,000
Series PZ 140, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,500,000	8,500,000
Series ROC II R2064, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,730,000	2,730,000
Series ROC II R4057, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,200,000	2,200,000
Series ROC II R4551, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,955,000	2,955,000
Series ROC II R550, 3.95% (Liquidity Facility Citibank NA) (a)(f)	1,995,000	1,995,000
Series ROCS RR R 2111, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,150,000	5,150,000
Series ROCS RR R 7039, 3.97% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,305,000	10,305,000
Michigan Gen. Oblig.:
Participating VRDN Series PT 2021, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,400,000	4,400,000
TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	8,200,000	8,244,203
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	$ 6,475,000	$ 6,475,000
Series MS 1280, 3.98% (Liquidity Facility Morgan Stanley) (a)(d)(f)	2,400,000	2,400,000
Series PA 1064, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,420,000	7,420,000
Series XII B, 3.96% (AMBAC Insured), VRDN (a)(d)	8,500,000	8,500,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN:
Series PA 1425, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,500,000	2,500,000
Series ROC II R 588 CE, 3.95% (Liquidity Facility Citibank NA) (a)(f)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.95%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,600,000	5,600,000
Series C, 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Munising Memorial Hosp. Assoc. Proj.) 3.96%, LOC Banco Santander Central Hispano SA, VRDN (a)	7,800,000	7,800,000
Michigan Hosp. Fin. Auth. Rev. Series B, 3.95%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 3.95%, LOC Fannie Mae, VRDN (a)(d)	6,345,000	6,345,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.95% (MBIA Insured), VRDN (a)(d)	3,140,000	3,140,000
Series 2002 A, 3.95% (MBIA Insured), VRDN (a)(d)	17,300,000	17,300,000
Series 2004 A, 3.94% (FGIC Insured), VRDN (a)(d)	3,000,000	3,000,000
Series 2005 A, 3.95% (FSA Insured), VRDN (a)(d)	17,680,000	17,680,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 4.05% (MBIA Insured), VRDN (a)(d)	3,400,000	3,400,000
Series 2002 A, 4.05% (MBIA Insured), VRDN (a)(d)	4,885,000	4,885,000
Series B, 4.08% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	7,200,000	7,200,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Local Govt. Ln. Prog.) Series A, 0% 12/1/07 (FGIC Insured)	5,340,000	5,169,935
(State Revolving Fund Prog.) 5.125% 10/1/20 (Pre-Refunded to 10/1/07 @ 101) (e)	10,000,000	10,208,239
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
Participating VRDN:
Series EGL 00 2201, 3.96% (Liquidity Facility Citibank NA) (a)(f)	$ 3,500,000	$ 3,500,000
Series MS 718, 3.95% (Liquidity Facility Morgan Stanley) (a)(f)	6,090,500	6,090,500
Series MSTC 02 204, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	10,395,000	10,395,000
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	23,200,000	23,326,675
Michigan State Univ. Revs. Series 1998 A2, 3.9% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,950,000	4,950,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 4.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,720,000	1,720,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A1, 3.7% tender 1/10/07, CP mode (d)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	12,170,000	12,170,000
(BC&C Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 4.06%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	870,000	870,000
(Bosal Ind. Proj.) Series 1998, 4.03%, LOC Bank of New York, New York, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,700,000	1,700,000
(Conti Properties LLC Proj.) Series 1997, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,200,000	2,200,000
(Creative Foam Corp. Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
(Doss Ind. Dev. Co. Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
(Dow Chemical Co. Proj.) 4.02%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,390,000	1,390,000
(Future Fence Co. Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,205,000	2,205,000
(Holland Home Oblig. Group Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 4.02%, LOC LaSalle Bank NA, VRDN (a)(d)	3,680,000	3,680,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(John H. Dekker & Sons Proj.) Series 1998, 4.07%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	$ 915,000	$ 915,000
(K&M Engineering, Inc. Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,440,000	1,440,000
(LPB LLC Proj.) 4.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,200,000	2,200,000
(Majestic Ind., Inc. Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,895,000	1,895,000
(Mans Proj.) Series 1998, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	940,000	940,000
(Mid-American Products, Inc. Proj.) Series 1998 4.02%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,230,000	1,230,000
(PBL Enterprises, Inc. Proj.) Series 1997, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,745,000	1,745,000
(Pioneer Laboratories, Inc. Proj.) 3.99%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(S&S LLC Proj.) Series 2000, 4.14%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	1,950,000	1,950,000
(SBC Ventures LLC Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,855,000	3,855,000
(TEI Invts. LLC Proj.) Series 1997, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 4.08%, LOC Nat'l. City Bank, VRDN (a)(d)	1,520,000	1,520,000
(The Spiratex Co. Proj.) Series 1994, 4.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
(The Van Andel Research Institute Proj.) Series 1999, 3.95%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,000,000	5,000,000
(Trilan LLC Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,400,000	3,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,775,000	2,775,000
(Windcrest Properties LLC Proj.) 4.05%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,500,000	3,500,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.96%, LOC JPMorgan Chase Bank, VRDN (a)	12,175,000	12,175,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 4.13% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.96%, LOC Barclays Bank PLC, VRDN (a)(d)	21,087,000	21,087,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.99% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	$ 5,500,000	$ 5,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 4.02%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 4.07%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,000,000	4,000,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.95% (Liquidity Facility Morgan Stanley) (a)(f)	11,895,000	11,895,000
Saline Area Schools 3.93% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	12,200,000	12,200,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.96%, LOC JPMorgan Chase Bank, VRDN (a)	11,910,000	11,910,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R7521, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,650,000	2,650,000
Univ. of Michigan Univ. Revs.:
(Med. Svc. Plan Proj.) Series 1995 A, 3.9%, VRDN (a)	7,400,000	7,400,000
(Univ. of Michigan Hosp. Proj.) Series 1995 A, 3.9%, VRDN (a)	22,680,000	22,680,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,635,000	7,635,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.96%, LOC KBC Bank NV, VRDN (a)	6,500,000	6,500,000
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) 3.96% (FSA Insured), VRDN (a)(d)	3,200,000	3,200,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 3.99% (Liquidity Facility Citibank NA) (a)(d)(f)	4,950,000	4,950,000
Series EGL 720053029 Class A, 3.99% (Liquidity Facility Citibank NA) (a)(d)(f)	6,600,000	6,600,000
Series MACN 05 T, 3.99% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,640,000	3,640,000
Series MT 115, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	6,100,000	6,100,000
Series MT 203, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,500,000	6,500,000
Series Putters 1081Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,750,000	2,750,000
Series Putters 836, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	6,065,000	6,065,000
Series ROC II R 9009, 3.98% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	4,560,000	4,560,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series ROC II R442, 3.98% (Liquidity Facility Citibank NA) (a)(d)(f)	$ 6,795,000	$ 6,795,000
Wayne State Univ. Revs Participating VRDN Series MS 06 1488, 3.95% (Liquidity Facility Morgan Stanley) (a)(f)	7,700,000	7,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 3.95% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,855,000	3,855,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 4.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
		793,564,859
Puerto Rico - 0.6%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (a)	5,000,000	5,000,396
	Shares
Other - 3.1%
Fidelity Municipal Cash Central Fund, 3.99% (b)(c)	26,548,500	26,548,500
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $825,113,755)		825,113,755
NET OTHER ASSETS - 4.6%		39,849,259
NET ASSETS - 100%		$ 864,963,014
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 183,839

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $798,565,255)	$ 798,565,255
Fidelity Central Funds (cost $26,548,500)	26,548,500
Total Investments (cost $825,113,755)		$ 825,113,755
Cash		39,178,206
Receivable for fund shares sold		20,142,404
Interest receivable		5,455,167
Prepaid expenses		3,835
Other receivables		217,550
Total assets		890,110,917

Liabilities
Payable for investments purchased	$ 15,003,205
Payable for fund shares redeemed	9,581,430
Distributions payable	27,772
Accrued management fee	262,112
Other affiliated payables	224,197
Other payables and accrued expenses	49,187
Total liabilities		25,147,903

Net Assets		$ 864,963,014
Net Assets consist of:
Paid in capital		$ 864,896,621
Undistributed net investment income		24,562
Accumulated undistributed net realized gain (loss) on investments		41,831
Net Assets, for 864,382,699 shares outstanding		$ 864,963,014
Net Asset Value, offering price and redemption price per share ($864,963,014 ÷ 864,382,699 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 25,163,541
Income from Fidelity Central Funds		183,839
Total income		25,347,380

Expenses
Management fee	$ 2,768,399
Transfer agent fees	1,179,414
Accounting fees and expenses	93,634
Custodian fees and expenses	12,773
Independent trustees' compensation	2,741
Registration fees	46,011
Audit	40,138
Legal	5,800
Miscellaneous	30,655
Total expenses before reductions	4,179,565
Expense reductions	(1,086,064)	3,093,501
Net investment income		22,253,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		41,831
Net increase in net assets resulting from operations		$ 22,295,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,253,879	$ 12,456,066
Net realized gain (loss)	41,831	75,234
Net increase in net assets resulting from operations	22,295,710	12,531,300
Distributions to shareholders from net investment income	(22,254,630)	(12,429,383)
Distributions to shareholders from net realized gain	-	(64,798)
Total distributions	(22,254,630)	(12,494,181)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,424,977,939	1,770,447,671
Reinvestment of distributions	21,875,678	12,318,803
Cost of shares redeemed	(2,276,982,568)	(1,695,873,909)
Net increase (decrease) in net assets and shares resulting from share transactions	169,871,049	86,892,565
Total increase (decrease) in net assets	169,912,129	86,929,684

Net Assets
Beginning of period	695,050,885	608,121,201
End of period (including undistributed net investment income of $24,562 and undistributed net investment income of $25,314, respectively)	$ 864,963,014	$ 695,050,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.020	.007	.006	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.030	.020	.007	.006	.010
Distributions from net investment income	(.030)	(.020)	(.007)	(.006)	(.010)
Distributions from net realized gain	-	- D	-	- D	-
Total distributions	(.030)	(.020)	(.007)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.01%	1.99%	.73%	.63%	1.03%
Ratios to Average Net Assets B, C
Expenses before reductions	.56%	.56%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.55%	.55%	.57%	.56%	.56%
Expenses net of all reductions	.41%	.46%	.55%	.55%	.52%
Net investment income	2.97%	1.97%	.72%	.61%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 864,963	$ 695,051	$ 608,121	$ 588,292	$ 568,762

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund may be affected by economic and political developments in the state of Michigan. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 544,664,904	$ 18,038,300	$ (1,698,657)	$ 16,339,643
Fidelity Michigan Municipal Money Market Fund	$ 825,113,755	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Michigan Municipal Income Fund	$ 2,263	$ 272,453
Fidelity Michigan Municipal Money Market Fund	25,166	30,709

The tax character of distributions paid was as follows:

	December 31, 2006
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,267,575	$ 2,876,586	$ 25,144,161
Fidelity Michigan Municipal Money Market Fund	22,254,630	-	22,254,630

	December 31, 2005
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,452,478	$ 5,430,741	$ 27,883,219
Fidelity Michigan Municipal Money Market Fund	12,429,383	64,798	12,494,181

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin")equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $98,225,895 and $93,023,969, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 1,260

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 60,868

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 8,814	$ 267,100	$ 10,935
Fidelity Michigan Municipal Money Market Fund	12,773	1,004,284	8,139

Annual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2006 the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002 or 2005

Vice President of Michigan Municipal Income (2005-present) and Michigan Municipal Money Market (2002-present). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Michael Widrig (43)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Widrig worked as an analyst and manager.

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of Michigan Municipal Income. Mr. Pagliocco also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Income and Michigan Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005- present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Income (1986) and Michigan Municipal Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	2/05/07	02/02/07	$0.007

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2006, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$ 3,067,846
Fidelity Michigan Municipal Money Market Fund	$ 41,831

During fiscal year ended 2006, 100% of Fidelity Michigan Municipal Income Fund and 100% of Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.35% of Fidelity Michigan Municipal Income Fund and 33% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-UANN-0207
1.787737.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Income Fund	4.47%	5.42%	5.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

During the past year, Ohio Municipal Income Fund gained 4.47% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index returned 4.82%. The Ohio muni market performed in line with the national average, bolstered by solid demand for tax-free investments. Benefiting the fund's performance relative to the index was our overweighting in bonds that were prerefunded during the period. Prerefunding resulted in relatively strong returns as the bonds' maturities shortened and their credit quality improved. Our ability to access Fidelity's research and trading capabilities also helped, allowing us to invest in securities that were priced attractively. Our decision to slightly overweight lower-quality investment-grade securities overall worked to our advantage because they generally outpaced higher-quality securities, although our underweighting in lower-quality health care bonds detracted from performance. The fund also was hurt by its underexposure to longer-term bonds, which outpaced the intermediate-term securities we emphasized.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Fidelity Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 1,046.70	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.80	$ 2.69
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Ohio Municipal Income Fund	.49%
Fidelity Ohio Municipal Money Market Fund	.53%

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.3	43.0
Education	14.2	12.8
Escrowed/Pre-Refunded	12.6	6.3
Water & Sewer	11.7	14.5
Health Care	6.8	6.9
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	13.4	13.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	6.4	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 64.8%	AAA 62.5%
AA,A 31.8%	AA,A 33.0%
BBB 2.5%	BBB 2.3%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value (Note 1)
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,055,170
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	504,230
		1,559,400
Ohio - 96.7%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,021,140
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,578,540
5% 1/1/15	1,300,000	1,373,593
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,399,175
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,593,605
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,761,134
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,308,076
Brookville Local School District:
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100)	1,000,000	1,080,480
5.25% 12/1/20 (Pre-Refunded to 12/1/13 @ 100) (c)	1,875,000	2,054,269
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,305,000	2,603,912
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,983,582
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,645,115
Canal Winchester Local School District 5% 12/1/18 (MBIA Insured)	2,035,000	2,203,620
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,086,680
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,625,640
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	2,000,000	2,191,220
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,385,800
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,130,540
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (b)	4,000,000	4,004,520
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17 (Pre-Refunded to 6/1/11 @ 100) (c)	2,000,000	2,151,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	$ 3,500,000	$ 3,767,995
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,417,628
5.25% 12/1/19 (FSA Insured)	1,045,000	1,141,297
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	5,000,442
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,238,405
0% 11/15/11 (MBIA Insured)	2,395,000	1,989,550
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,079,975
0% 11/15/11 (Escrowed to Maturity) (c)	290,000	241,135
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,638,105
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,596,878
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,492
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,479
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,587
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,452,550
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,175,690
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,012,352
0% 10/1/12 (MBIA Insured)	1,405,000	1,134,453
5% 12/1/19	3,000,000	3,300,060
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	5,268,450
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,399,242
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,186,670
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,498,759
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,622,745
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,337,668
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	$ 4,000,000	$ 4,278,000
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (c)	1,130,000	1,223,485
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,603,672
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,103,050
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,206,490
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	695,625
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,129,528
5% 12/1/18 (FGIC Insured)	1,075,000	1,151,132
5% 12/1/19 (FGIC Insured)	2,190,000	2,340,716
5% 12/1/19 (FGIC Insured)	1,130,000	1,207,767
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,159,366
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,994,608
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,797,797
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,936,675
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,750,000	5,013,150
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,232,020
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,069,200
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,075,060
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,099,876
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,440,609
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,497,006
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,469,586
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,100,360
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,040,490
5.5% 2/15/11	1,875,000	1,969,013
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.): - continued
5.5% 2/15/12	$ 1,000,000	$ 1,062,050
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	4,082,336
5.25% 12/1/23 (Pre-Refunded to 6/1/14 @ 100) (c)	2,660,000	2,923,127
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,256,128
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,227,300
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,118,820
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,270,956
Marysville Exempted Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,281,680
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,248,919
5% 12/1/19 (FGIC Insured)	1,110,000	1,183,282
Milford Exempt Village School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,595,028
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,380,096
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,596,655
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,657,724
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,247,410
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,391,334
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,294,328
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/8/07 (AMBAC Insured) (a)	2,000,000	1,999,340
Series 2002 A, 4.2%, tender 1/2/07 (a)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,078,470
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,171,995
5% 4/1/17 (MBIA Insured)	2,485,000	2,634,995
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12 (Pre-Refunded to 4/1/09 @ 101) (c)	2,940,000	3,069,889
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/10	$ 2,000,000	$ 1,759,880
0% 8/1/14	1,375,000	1,008,838
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,436,573
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,879,221
Series IIB, 5.5% 6/1/15 (Pre-Refunded to 6/1/11 @ 100) (c)	2,265,000	2,436,030
Series 2001 IIA, 5.5% 12/1/13 (Pre-Refunded to 12/1/10 @ 100) (c)	2,020,000	2,157,178
Series 2002 B, 5.25% 11/1/20	2,520,000	2,716,006
Series A, 5.5% 9/15/16	11,060,000	11,992,795
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,171,640
6.5% 10/1/20	2,335,000	2,853,837
6.125% 10/1/15	2,000,000	2,326,820
6.25% 10/1/16	2,500,000	2,974,425
(Case Western Reserve Univ. Proj.) 5% 12/1/44 (MBIA Insured)	10,000,000	10,584,400
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,082,120
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,066,210
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,337,133
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,300,402
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,769,786
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14 (Pre-Refunded to 6/1/10 @ 100) (c)	2,200,000	2,322,672
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (a)(b)	3,000,000	3,007,740
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,285,100
Series B, 5.25% 6/1/16	5,000,000	5,426,500
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,930,066
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,800,155
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
5% 12/1/18 (MBIA Insured)	$ 1,980,000	$ 2,113,650
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,942,149
5.25% 12/1/18	2,610,000	2,953,633
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,766,762
5% 12/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	6,300,000	6,822,018
5.25% 12/1/15	2,200,000	2,423,960
5.5% 6/1/17	3,960,000	4,523,152
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,878,202
5% 12/1/17	3,765,000	4,046,660
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,403,935
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,422,293
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,366,875
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,384,652
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,306,354
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,297,089
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,460,173
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,144,300
5.25% 12/1/19	1,975,000	2,243,324
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,176,304
5% 12/1/30 (FSA Insured)	5,345,000	5,737,804
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,113,180
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,903,122
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,107,558
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,075,091
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	544,135
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	$ 1,000,000	$ 1,105,250
6.375% 11/15/30	330,000	358,268
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (c)	670,000	740,518
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,100,740
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,275,216
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,044,340
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,526,931
Springboro Cmnty. City School District 5.25% 12/1/21 (MBIA Insured)	3,440,000	3,740,794
Sugarcreek Local School District:
(School Impt. Proj.):
5% 12/1/17 (MBIA Insured)	1,030,000	1,112,894
5% 12/1/31 (MBIA Insured)	300,000	324,144
5.25% 12/1/22 (MBIA Insured)	1,800,000	1,972,098
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,791,800
5.25% 12/1/21	1,740,000	1,891,972
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,256,640
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,189,065
5% 11/15/30 (MBIA Insured)	3,500,000	3,723,930
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,486,434
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,114,398
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,401,829
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,065,280
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,547,335
5% 6/1/19 (AMBAC Insured)	1,520,000	1,624,606
Warren County Gen. Oblig.:
6.1% 12/1/12	440,000	468,860
6.65% 12/1/11	280,000	299,972
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,118,152
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	$ 1,375,000	$ 1,474,110
5% 5/1/18 (MBIA Insured)	1,440,000	1,540,958
5% 5/1/19 (MBIA Insured)	1,515,000	1,620,217
		408,083,064
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,125,910
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	3,525,000	3,754,936
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	847,304
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,482,507
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,061,590
		8,272,247
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	513,355
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $407,075,611)	418,428,066
NET OTHER ASSETS - 0.8%	3,449,923
NET ASSETS - 100%	$ 421,877,989
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
U.S. Treasury Index Contracts
50 U.S. Treasury 20-Year Bond Contracts	March 2007	$ 5,571,875	$ (205)
The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.3%
Education	14.2%
Escrowed/Pre-Refunded	12.6%
Water & Sewer	11.7%
Health Care	6.8%
Special Tax	5.6%
Others* (individually less than 5%)	10.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $407,075,611)		$ 418,428,066
Cash		1,171,683
Receivable for fund shares sold		604,755
Interest receivable		2,975,417
Prepaid expenses		2,049
Other receivables		32,444
Total assets		423,214,414

Liabilities
Payable for investments purchased	$ 62,971
Payable for fund shares redeemed	628,139
Distributions payable	397,417
Accrued management fee	130,112
Payable for daily variation on futures contracts	205
Other affiliated payables	72,674
Other payables and accrued expenses	44,907
Total liabilities		1,336,425

Net Assets		$ 421,877,989
Net Assets consist of:
Paid in capital		$ 409,418,912
Undistributed net investment income		175,678
Accumulated undistributed net realized gain (loss) on investments		931,149
Net unrealized appreciation (depreciation) on investments		11,352,250
Net Assets, for 36,376,986 shares outstanding		$ 421,877,989
Net Asset Value, offering price and redemption price per share ($421,877,989 ÷ 36,376,986 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 18,434,123

Expenses
Management fee	$ 1,547,984
Transfer agent fees	322,163
Accounting fees and expenses	104,616
Custodian fees and expenses	6,868
Independent trustees' compensation	1,609
Registration fees	18,350
Audit	52,014
Legal	4,588
Miscellaneous	5,210
Total expenses before reductions	2,063,402
Expense reductions	(192,748)	1,870,654
Net investment income		16,563,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,021,424
Futures contracts	9,900
Total net realized gain (loss)		5,031,324
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,467,732)
Futures contracts	(205)
Total change in net unrealized appreciation (depreciation)		(3,467,937)
Net gain (loss)		1,563,387
Net increase (decrease) in net assets resulting from operations		$ 18,126,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,563,469	$ 17,127,666
Net realized gain (loss)	5,031,324	6,703,232
Change in net unrealized appreciation (depreciation)	(3,467,937)	(11,621,333)
Net increase (decrease) in net assets resulting from operations	18,126,856	12,209,565
Distributions to shareholders from net investment income	(16,558,868)	(17,117,253)
Distributions to shareholders from net realized gain	(3,971,411)	(6,682,810)
Total distributions	(20,530,279)	(23,800,063)
Share transactions Proceeds from sales of shares	44,437,006	51,253,642
Reinvestment of distributions	14,914,786	17,268,216
Cost of shares redeemed	(59,920,439)	(55,685,453)
Net increase (decrease) in net assets resulting from share transactions	(568,647)	12,836,405
Redemption fees	906	5,873
Total increase (decrease) in net assets	(2,971,164)	1,251,780

Net Assets
Beginning of period	424,849,153	423,597,373
End of period (including undistributed net investment income of $175,678 and undistributed net investment income of $64,436, respectively)	$ 421,877,989	$ 424,849,153
Other Information Shares
Sold	3,827,254	4,303,543
Issued in reinvestment of distributions	1,285,302	1,460,402
Redeemed	(5,176,446)	(4,689,736)
Net increase (decrease)	(63,890)	1,074,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Income from Investment Operations
Net investment income B	.459	.476	.496	.507	.527
Net realized and unrealized gain (loss)	.050	(.135)	.026	.166	.568
Total from investment operations	.509	.341	.522	.673	1.095
Distributions from net investment income	(.459)	(.476)	(.497)	(.508)	(.525)
Distributions from net realized gain	(.110)	(.185)	(.145)	(.095)	(.080)
Total distributions	(.569)	(.661)	(.642)	(.603)	(.605)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03
Total Return A	4.47%	2.90%	4.44%	5.72%	9.68%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.45%	.47%	.49%	.50%	.49%
Net investment income	3.96%	4.00%	4.13%	4.20%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,878	$ 424,849	$ 423,597	$ 431,039	$ 435,057
Portfolio turnover rate	19%	23%	26%	22%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/06	% of fund's investments 6/30/06	% of fund's investments 12/31/05
0 - 30	85.7	87.4	80.6
31 - 90	2.3	5.8	6.8
91 - 180	2.7	3.7	6.4
181 - 397	9.3	3.1	6.2
Weighted Average Maturity
	12/31/06	6/30/06	12/31/05
Fidelity Ohio Municipal Money Market Fund	38 Days	24 Days	37 Days
Ohio Tax-Free Money Market Funds Average *	39 Days	32 Days	39 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Variable Rate Demand Notes (VRDNs) 81.8%	Variable Rate Demand Notes (VRDNs) 84.6%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 1.2%
Tender Bonds 0.9%	Tender Bonds 2.0%
Municipal Notes 11.4%	Municipal Notes 10.9%
Fidelity Municipal Cash Central Fund 1.3%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 1.2%	Other Investments 0.0%
Net Other Assets 2.9%	Net Other Assets 1.3%

Current and Historical Seven-Day Yields

	1/1/07	10/2/06	7/3/06	4/3/06	1/2/06
Fidelity Ohio Municipal Money Market Fund	3.41%	3.23%	3.41%	2.68%	2.93%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value (Note 1)
Ohio - 95.5%
Akron Income Tax Rev. Participating VRDN Series ROC II R2137, 3.95% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 3,165,000	$ 3,165,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.71%, tender 2/15/07 (c)	8,325,000	8,325,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 4.06%, LOC Keybank Nat'l. Assn, VRDN (c)(e)	1,590,000	1,590,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08 (b)	1,510,000	1,517,203
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.96%, LOC Nat'l. City Bank, VRDN (c)	7,700,000	7,700,000
Butler County Gen. Oblig. BAN Series C, 4.5% 9/20/07	3,605,000	3,627,471
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.7%, LOC Nat'l. City Bank, VRDN (c)	3,350,000	3,350,000
Cincinnati City School District Participating VRDN:
Series EGL 04 34 Class A, 3.96% (Liquidity Facility Citibank NA) (c)(f)	1,295,000	1,295,000
Series Putters 1496, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,765,000	7,765,000
Cincinnati School Dev. Participating VRDN Series ROC II RR 9033 3.95% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,290,000	2,290,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A2, 3.98% (Liquidity Facility Sallie Mae), VRDN (c)(e)	19,800,000	19,800,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R7528, 3.95% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,620,000	2,620,000
Clark County Gen. Oblig. BAN 3.83% 11/14/07	3,000,000	3,005,784
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 3.94% (AMBAC Insured), VRDN (c)	11,560,000	11,560,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 4.06%, LOC Keybank Nat'l. Assn, VRDN (c)(e)	1,395,000	1,395,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series MS 06 1521, 3.95% (Liquidity Facility Morgan Stanley) (c)(f)	7,790,000	7,790,000
Series PT 799, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	1,500,000	1,500,000
Series Stars 06 149, 3.98% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	7,925,000	7,925,000
Cleveland Heights Gen. Oblig. BAN 4% 8/9/07	3,300,000	3,307,762
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,000,000	10,000,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,115,000	3,115,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/21/07	$ 2,180,000	$ 2,186,908
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 8, 4% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	7,820,000	7,820,000
Columbus City School District Participating VRDN:
Series 1488, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,330,000	3,330,000
Series PZ 131, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,510,000	4,510,000
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	1,000,000	1,017,179
Participating VRDN Series Putters 162, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,130,000	5,130,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,000,000	5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 4.03%, LOC Nat'l. City Bank, VRDN (c)(e)	3,530,000	3,530,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.99%, LOC Keybank Nat'l. Assn, VRDN (c)	4,325,000	4,325,000
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.96%, LOC Bank of New York, New York, VRDN (c)	6,300,000	6,300,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,965,000	5,965,000
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 264, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,890,000	2,890,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,065,000	1,065,000
(Pubco Corp. Proj.) Series 2001, 4.03%, LOC Nat'l. City Bank, VRDN (c)(e)	2,310,000	2,310,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 4.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	3,430,000	3,430,000
Cuyahoga County Rev.:
Bonds (Cleveland Clinic Foundation Proj.) Series 04 B2, 3.6% tender 3/16/07, CP mode	5,000,000	5,000,000
(Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 4.05%, VRDN (c)	2,600,000	2,600,000
Cuyahoga Falls Gen. Oblig. BAN 4% 12/13/07	9,300,000	9,335,704
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.99%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	7,015,000	7,015,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	$ 3,580,000	$ 3,580,000
Delaware Gen. Oblig. BAN 4% 12/13/07	9,500,000	9,536,482
Elyria Gen. Oblig. BAN Series A, 4.5% 7/19/07	4,500,000	4,516,605
Erie County Gen. Oblig. BAN:
4.25% 4/11/07	7,500,000	7,512,884
4.25% 4/11/07	5,000,000	5,008,589
Erie County Hosp. Facilities Rev. Participating VRDN Series MT 253, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.96%, LOC JPMorgan Chase Bank, VRDN (c)	8,025,000	8,025,000
Euclid Gen. Oblig. BAN (Waterline Impt. Proj.) 4% 10/30/07	3,000,000	3,008,365
Fairfield County Gen. Oblig. BAN 4% 12/6/07	2,200,000	2,208,073
Fort Loramie Local School District BAN (School Construction Proj.) 4.39% 5/10/07	5,426,371	5,438,521
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.97%, LOC LaSalle Bank NA, VRDN (c)(e)	6,690,000	6,690,000
(Hanover Ridge Apts. Proj. 4.05%, LOC Fannie Mae, VRDN (c)(e)	4,350,000	4,350,000
Greene County Gen. Oblig. BAN Series E, 4.25% 11/20/07	1,505,000	1,514,140
Hamilton County Health Care Facilities Rev. 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,950,000	3,950,000
Hamilton Gen. Oblig. BAN 4.5% 9/14/07	11,210,000	11,270,628
Hancock County BAN 4.5% 11/8/07	2,000,000	2,014,792
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940,000	3,940,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 4.03%, LOC Nat'l. City Bank, VRDN (c)(e)	2,760,000	2,760,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 4.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	765,000	765,000
(Norshar Co. Proj.) 4.2%, LOC JPMorgan Chase Bank, VRDN (c)(e)	2,720,000	2,720,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.98%, LOC JPMorgan Chase Bank, VRDN (c)	2,300,000	2,300,000
Lorain County BAN (Swr. Systems Impt. Proj.) Series C, 4.5% 11/14/07	1,850,000	1,864,113
Lucas County Multi-family Rev. (Lakewoods Proj.) 4.06%, LOC Keybank Nat'l. Assn, VRDN (c)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 4.06%, LOC Keybank Nat'l. Assn, VRDN (c)(e)	$ 795,000	$ 795,000
(Rembond Proj.) Series 1996, 4.2%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,445,000	1,445,000
Mentor Gen. Oblig. BAN Series 2006 2, 4.5% 9/14/07	2,944,000	2,961,942
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,000,000	8,000,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 4.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	2,495,000	2,495,000
(Kettering Affiliated Proj.) 3.98%, LOC JPMorgan Chase Bank, VRDN (c)	2,300,000	2,300,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.99%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(e)	4,306,000	4,306,000
Ohio Air Quality Participating VRDN Series LB 06 47, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1223, 3.95% (Liquidity Facility Morgan Stanley) (c)(f)	8,300,000	8,300,000
Series PA 1415 R, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,335,000	8,335,000
(AK Steel Corp. Proj.) Series A, 4.08%, LOC ABN-AMRO Bank NV, VRDN (c)(e)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
4.08%, VRDN (c)	7,600,000	7,600,000
4.09%, LOC Cr. Lyonnais SA, VRDN (c)(e)	12,100,000	12,100,000
(FirstEnergy Corp. Poll. Cont. Proj.) Series B, 3.95%, LOC Barclays Bank PLC, VRDN (c)	2,800,000	2,800,000
(FirstEnergy Corp. Proj.) Series A, 3.92%, LOC Wachovia Bank NA, VRDN (c)(e)	9,200,000	9,200,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,280,000	1,280,000
Series Putters 793, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,065,000	2,065,000
Ohio Gen. Oblig.:
Bonds Series 2006 D, 5% 9/15/07	10,000,000	10,103,027
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1295, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,990,000	$ 2,990,000
Series Putters 1394, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,570,000	2,570,000
Series ROC II R7508, 3.95% (Liquidity Facility Citigroup, Inc.) (c)(f)	11,160,000	11,160,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,900,000	7,900,000
Series MS 98 116, 3.95% (Liquidity Facility Morgan Stanley) (c)(f)	10,120,000	10,120,000
(Ashland Univ. Proj.) 3.96%, LOC Keybank Nat'l. Assn, VRDN (c)	16,970,000	16,970,000
(Cap. Univ. Proj.) 3.93%, LOC Nat'l. City Bank, VRDN (c)	15,000,000	15,000,000
(Pooled Fing. Prog.):
Series 1996, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	1,300,000	1,300,000
Series 1997, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,600,000	3,600,000
Series 1998, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,820,000	8,820,000
Series 1999, 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	7,700,000	7,700,000
(Univ. of Northwestern Ohio Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	10,000,000	10,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 4.03% (Liquidity Facility Bank of America NA) (c)(e)(f)	2,875,000	2,875,000
Series BA 98 B, 4.06% (Liquidity Facility Bank of America NA) (c)(e)(f)	13,270,000	13,270,000
Series BA 98 Q, 4.06% (Liquidity Facility Bank of America NA) (c)(e)(f)	4,600,000	4,600,000
Series LB 03 L46J, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,080,000	5,080,000
Series Merlots 00 A1, 3.95% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,755,000	2,755,000
Series Merlots 01 A78, 4% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,425,000	1,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 02 A34, 4% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	$ 1,260,000	$ 1,260,000
Series Merlots 05 A16, 4% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	4,635,000	4,635,000
Series Merlots 06 A2, 4% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	3,980,000	3,980,000
Series PT 1334, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,035,000	4,035,000
Series PT 228, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,075,000	3,075,000
Series PT 241, 3.97% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	55,000	55,000
Series PT 567, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	770,000	770,000
Series PT 582, 3.97% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	5,120,000	5,120,000
Series Putters 1334, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	9,880,000	9,880,000
(Mortgage-Backed Securities Prog.):
Series 2005 B1, 3.95% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(e)	16,800,000	16,800,000
Series B, 3.95% (Liquidity Facility Citibank NA), VRDN (c)(e)	18,000,000	18,000,000
Series B, 4.05% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(e)	11,990,000	11,990,000
Series F, 3.95% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(e)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.96%, LOC Charter One Bank NA, VRDN (c)(e)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.98%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	2,835,000	2,835,000
Series B, 4.08%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	470,000	470,000
Series C, 4.08%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	460,000	460,000
Series D, 4.08%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	460,000	460,000
(Pine Crossing Apts. Proj.) 3.97%, LOC LaSalle Bank NA, VRDN (c)(e)	5,670,000	5,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Shannon Glenn Apts. Proj.) 3.97%, LOC Fannie Mae, VRDN (c)(e)	$ 11,800,000	$ 11,800,000
(Wingate at Belle Meadows Proj.) 3.97%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(e)	8,750,000	8,750,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN:
Series Putters 1549, 3.98% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,530,000	7,530,000
Series Putters PA 1422R, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	9,500,000	9,500,000
Series 06N, 3.94% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	20,000,000	20,000,001
Series 2006 I, 3.95% (Liquidity Facility Citibank NA), VRDN (c)(e)	20,000,000	20,000,000
Series 2006 J, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	10,000,000	10,000,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 3.99%, LOC Nat'l. City Bank, VRDN (c)(e)	60,000	60,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 3.99%, LOC Nat'l. City Bank, VRDN (c)(e)	85,000	85,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.) Series 1999, 4.02% (BP PLC Guaranteed), VRDN (c)(e)	4,000,000	4,000,000
(BP Products NA, Inc. Proj.) Series B, 4.02% (BP PLC Guaranteed), VRDN (c)(e)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 4.17%, VRDN (c)(e)	7,700,000	7,700,000
Ohio State Hsg. Fin. Agcy. Residential Mtg. Participating VRDN Series LB 06 K 25, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,000,000	4,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 4.05%, LOC Bank of America NA, VRDN (c)(e)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,540,000	4,540,000
(FirstEnergy Corp. Proj.):
Series A, 3.93%, LOC Barclays Bank PLC, VRDN (c)(e)	19,000,000	19,000,000
3.95%, LOC Wachovia Bank NA, VRDN (c)(e)	9,200,000	9,200,000
Series A, 3.99%, LOC Barclays Bank PLC, VRDN (c)(e)	11,500,000	11,500,000
Pepper Pike Gen. Oblig. BAN 4% 5/31/07	4,613,000	4,617,562
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4.25% 11/8/07	1,000,000	1,005,092
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Perrysburg Gen. Oblig. BAN: - continued
4.25% 11/8/07	$ 2,393,000	$ 2,405,186
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.95%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (c)	14,600,000	14,600,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 4.08%, LOC Nat'l. City Bank, VRDN (c)(e)	1,685,000	1,685,000
Princeton City School District Participating VRDN Series ROC II RR 9059, 3.95% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,215,000	5,215,000
Richland County Health Care Facilities Rev.:
(Mansfield Memorial Homes Proj.) Series 2002, 4.01%, LOC Keybank Nat'l. Assn, VRDN (c)	4,520,000	4,520,000
(Wesleyan Sr. Living Proj.) Series 2004 A, 3.94%, LOC JPMorgan Chase Bank, VRDN (c)	7,900,000	7,900,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 4.02%, LOC LaSalle Bank Midwest NA, VRDN (c)(e)	1,500,000	1,500,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 4.2%, LOC JPMorgan Chase Bank, VRDN (c)(e)	2,260,000	2,260,000
Shaker Heights Gen. Oblig. BAN 4% 11/1/07	6,845,000	6,868,149
Solon Gen. Oblig. BAN 4% 11/21/07	1,000,000	1,003,426
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 4.06%, LOC Keybank Nat'l. Assn, VRDN (c)(e)	1,975,000	1,975,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.99%, LOC Keybank Nat'l. Assn, VRDN (c)	4,675,000	4,675,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
4.08%, LOC Nat'l. City Bank, VRDN (c)(e)	1,300,000	1,300,000
4.2%, LOC Nat'l. City Bank, VRDN (c)(e)	2,015,000	2,015,000
(Kaiser Dev. Proj.) 4.3%, LOC Nat'l. City Bank, VRDN (c)(e)	580,000	580,000
(Keltec, Inc. Proj.) Series 1987, 4.3%, LOC Nat'l. City Bank, VRDN (c)(e)	80,000	80,000
(Mannix Co. Proj.) Series 1987, 4.3%, LOC JPMorgan Chase Bank, VRDN (c)(e)	425,000	425,000
(Sigma Properties Proj.) Series 2000 B, 4.08%, LOC Nat'l. City Bank, VRDN (c)(e)	1,570,000	1,570,000
(Triumph Hldgs. Proj.) 4.08%, LOC Nat'l. City Bank, VRDN (c)(e)	1,160,000	1,160,000
Toledo City School District Participating VRDN Series Putters 655, 3.97% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,695,000	1,695,000
Trumbull County BAN (County Bldg. Impt. Proj.) 4.55% 4/4/07	2,800,000	2,806,820
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Trumbull County Health Care Facilities Rev. (Shepherd of the Valley Retirement Howland Proj.) 3.98% (Radian Asset Assurance, Inc. Insured), VRDN (c)	$ 10,055,000	$ 10,055,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,945,000	2,945,000
Univ. of Cincinnati Gen. Receipts BAN Series C, 4.5% 3/28/07	8,000,000	8,017,473
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.98%, LOC Nat'l. City Bank, VRDN (c)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 4.03%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,724,000	11,724,000
Westerville Gen. Oblig. BAN (Electic Sys. Impt. Proj.) 4.5% 9/20/07	1,575,000	1,584,817
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 4.08%, LOC Nat'l. City Bank, VRDN (c)(e)	1,920,000	1,920,000
(Dowa THT America, Inc. Proj.) Series 1999, 4.03%, LOC Comerica Bank, Detroit, VRDN (c)(e)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,600,000	4,600,000
		913,489,698
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	3,185,000	3,185,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Other - 1.3%
Fidelity Municipal Cash Central Fund, 3.99% (a)(d)	$ 12,000,000	$ 12,000,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $928,674,698)		928,674,698
NET OTHER ASSETS - 2.9%		27,775,574
NET ASSETS - 100%		$ 956,450,272
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 19,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $916,674,698)	$ 916,674,698
Fidelity Central Funds (cost $12,000,000)	12,000,000
Total Investments (cost $928,674,698)		$ 928,674,698
Cash		7,772,933
Receivable for investments sold		6,440,203
Receivable for fund shares sold		21,697,913
Interest receivable		6,564,175
Prepaid expenses		4,226
Other receivables		206,191
Total assets		971,360,339

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,517,203
Payable for fund shares redeemed	12,806,370
Distributions payable	18,576
Accrued management fee	290,371
Other affiliated payables	228,684
Other payables and accrued expenses	48,863
Total liabilities		14,910,067

Net Assets		$ 956,450,272
Net Assets consist of:
Paid in capital		$ 956,351,640
Undistributed net investment income		81,157
Accumulated undistributed net realized gain (loss) on investments		17,475
Net Assets, for 956,350,510 shares outstanding		$ 956,450,272
Net Asset Value, offering price and redemption price per share ($956,450,272 ÷ 956,350,510 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 28,626,414
Income from Fidelity Central Funds		19,389
Total income		28,645,803

Expenses
Management fee	$ 3,138,504
Transfer agent fees	1,171,198
Accounting fees and expenses	101,137
Custodian fees and expenses	14,171
Independent trustees' compensation	3,123
Registration fees	43,908
Audit	40,585
Legal	6,007
Miscellaneous	28,747
Total expenses before reductions	4,547,380
Expense reductions	(1,175,712)	3,371,668
Net investment income		25,274,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,473
Net increase in net assets resulting from operations		$ 25,291,608

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,274,135	$ 14,994,846
Net realized gain (loss)	17,473	51,221
Net increase in net assets resulting from operations	25,291,608	15,046,067
Distributions to shareholders from net investment income	(25,274,018)	(14,990,504)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,254,001,151	1,997,767,736
Reinvestment of distributions	25,013,218	14,776,226
Cost of shares redeemed	(2,124,486,464)	(1,980,752,974)
Net increase (decrease) in net assets and shares resulting from share transactions	154,527,905	31,790,988
Total increase (decrease) in net assets	154,545,495	31,846,551

Net Assets
Beginning of period	801,904,777	770,058,226
End of period (including undistributed net investment income of $81,157 and undistributed net investment income of $75,163, respectively)	$ 956,450,272	$ 801,904,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.020	.008	.006	.011
Distributions from net investment income	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.01%	1.99%	.76%	.64%	1.13%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.40%	.43%	.53%	.53%	.51%
Net investment income	2.98%	1.98%	.77%	.64%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 956,450	$ 801,905	$ 770,058	$ 687,760	$ 652,072

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio. The Funds may invest in Fidelity Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 407,150,394	$ 11,858,979	$ (581,307)	$ 11,277,672
Fidelity Ohio Municipal Money Market Fund	928,674,698	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Ohio Municipal Income Fund	$ 277,617	$ 612,325	$ -
Fidelity Ohio Municipal Money Market Fund	82,821	5,596	-

The tax character of distributions paid was as follows:

December 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 16,558,868	$ -	$ 3,971,411	$ 20,530,279
Fidelity Ohio Municipal Money Market Fund	25,274,018	-	-	25,274,018
December 31, 2005
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 17,117,253	$ -	$ 6,682,810	$ 23,800,063
Fidelity Ohio Municipal Money Market Fund	14,990,504	-	-	14,990,504

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $76,935,414 and $81,251,916, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 947

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Ohio Municipal Income Fund	$ 6,868	$ 177,360	$ 8,520
Fidelity Ohio Municipal Money Market Fund	14,171	1,109,091	52,450

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2006 the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005- present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002 or 2005

Vice President of Ohio Municipal Money Market (2002) and Ohio Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005- present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of Ohio Municipal Income. Mr. Pagliocco also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Douglas McGinley (41)

Year of Election or Appointment: 2006

Vice President of Ohio Municipal Money Market. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005- present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005- present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005- present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005- present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Ohio Municipal Income Fund	2/05/07	02/02/07	$0.025

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2006 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$4,413,087
Fidelity Ohio Municipal Money Market Fund	$5,596

During fiscal year ended 2006, 100% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund income dividends were free from federal income tax, and 4.86% of Fidelity Ohio Municipal Income Fund and 45.70% of Fidelity Ohio Municipal Money Market Fund income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000
Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000
William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000
Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000
Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000
William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000
Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Ohio Municipal Income Fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000
Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000
William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000
Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000
Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000
William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000
Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-UANN-0207
1.787739.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® PA Municipal Income Fund	4.02%	5.03%	5.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Pennsylvania Municipal Income Fund on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

During the past year, the fund gained 4.02% and the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index gained 4.63%. Turning to the Pennsylvania muni market, it modestly trailed the national market average due primarily to its somewhat lower concentration in long-term bonds. During the past year, long-term securities outperformed shorter-term securities - driven by investors' strong appetite for yield-advantaged securities. Relative to the index, my comparatively large weighting in higher-quality securities worked against us as uninsured bonds outperformed, driven by robust investor demand for higher-yielding debt. Likewise, the fund's underweighting in longer-term securities cost us some ground because they outpaced the intermediate-term bonds I emphasized. While I invested in bonds of various maturities, I kept the fund's duration - meaning its interest rate sensitivity - in line with the index, a strategy that neutralized the impact of overall interest rate movements on the fund's relative performance. Aiding the fund's performance relative to the index was its overweighting in bonds that were prerefunded during the period, a process that helped boost the bonds' returns.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period * July 1, 2006 to December 31, 2006
Fidelity Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,038.80	$ 2.52
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.54
Hypothetical A	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	.49%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	34.7
Transportation	14.4	11.7
Escrowed/Pre-Refunded	12.8	15.1
Health Care	11.5	9.9
Water & Sewer	10.3	9.6
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	11.5	11.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	5.4	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 74.6%	AAA 75.8%
AA,A 17.8%	AA,A 16.7%
BBB 4.9%	BBB 3.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value (Note 1)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 348,670
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,087,520
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,162,700
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	746,221
		3,996,441
Pennsylvania - 95.9%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (c)	2,545,000	2,715,795
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,018,800
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,130,980
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,238,230
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,303,990
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,111,780
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,836,748
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,780,988
5.25% 3/1/32	2,000,000	2,111,560
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	432,452
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,020,280
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,626,928
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,913,650
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4% 5/1/07	685,000	684,938
4.05% 5/1/08	1,425,000	1,427,309
5% 5/1/09	1,475,000	1,506,698
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	3,000,000	2,980,110
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,772,247
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County San. Auth. Swr. Rev.: - continued
5.5% 12/1/30 (MBIA Insured)	$ 305,000	$ 325,029
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	1,695,000	1,818,430
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,737,525
6% 3/1/31 (FSA Insured)	1,975,000	2,290,763
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	2,400,000	2,630,472
5.25% 3/1/31 (FSA Insured)	5,495,000	5,980,593
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,993,009
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,599,194
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,737,725
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,430,800
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	610,254
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,492,181
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (Pre-Refunded to 11/1/10 @ 100) (d)	4,200,000	4,479,468
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,379,100
6% 11/15/30	3,620,000	3,929,365
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	887,109
5% 12/15/10	905,000	935,055
Series B:
4% 12/15/07	305,000	304,820
5% 12/15/08	800,000	814,224
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,641,650
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,317,849
East Stroudsburg Area School District:
6.5% 9/1/18 (FSA Insured) (a)	1,280,000	1,543,322
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
East Stroudsburg Area School District: - continued
7.5% 9/1/22 (FSA Insured) (a)	$ 1,500,000	$ 1,928,205
7.75% 9/1/28 (FSA Insured) (a)	2,750,000	3,584,708
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured)	2,700,000	3,452,787
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,795,658
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,207,110
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,418,651
Lancaster County Hosp. Auth. Rev. 5% 11/1/20	1,065,000	1,121,552
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,973,320
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,486,916
6% 6/1/16 (AMBAC Insured)	1,000,000	1,158,890
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,022,940
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,336,920
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,148,346
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	866,710
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (d)	1,525,000	1,667,786
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,352,823
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,567,861
6.375% 11/1/41 (c)	1,300,000	1,410,786
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	2,500,000	2,500,700
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,693,425
5.25% 2/1/14	125,000	133,946
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	$ 1,135,000	$ 1,230,522
5% 5/1/18 (MBIA Insured)	1,220,000	1,315,453
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,649,191
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,666,900
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,106,080
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,225,720
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,048,070
5.25% 8/1/11 (FSA Insured)	1,000,000	1,047,810
Series 2001 A:
6% 1/15/22	400,000	437,600
6% 1/15/31	1,000,000	1,091,250
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	528,700
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (c)	200,000	200,524
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,186,898
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	520,760
(Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,451,713
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,649,572
5% 9/1/35	4,485,000	4,752,979
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	6,535,000	7,011,140
5% 12/1/26 (AMBAC Insured)	2,000,000	2,142,500
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,178,180
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,080,920
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	3,921,969
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,096,300
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	$ 1,000,000	$ 1,018,990
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,466,330
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,615,183
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,597,636
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,024,990
5.5% 5/15/08	1,000,000	1,023,680
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	848,590
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,130,320
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,056,120
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	1,565,000	1,698,729
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,998,804
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,281,964
5.5% 6/1/17 (FSA Insured)	2,125,000	2,401,845
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	1,510,000	1,659,958
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,921,518
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,970,446
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,125,192
5% 7/1/35 (FSA Insured)	2,130,000	2,255,329
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,254,430
6.25% 8/1/10 (MBIA Insured)	1,480,000	1,605,238
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,281,291
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,767,379
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (d)	2,435,000	2,646,139
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	842,984
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Gen. Oblig.: - continued
Series B:
5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,201,300
5.25% 9/1/16 (FSA Insured)	3,000,000	3,320,640
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured)	3,080,000	3,148,653
Series C, 0% 8/1/08 (AMBAC Insured)	2,000,000	1,887,780
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,275,796
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,492,821
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	854,045
5.375% 4/1/17 (FSA Insured)	830,000	893,595
5.375% 4/1/18 (FSA Insured)	875,000	942,471
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,012,953
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,983,293
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,059,800
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	2,022,372
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,747,736
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,934,350
0% 8/15/20 (FGIC Insured)	2,500,000	1,399,000
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,630,100
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,573,443
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,086,300
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,168,365
		292,990,109
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	450,364
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,092,810
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	$ 500,000	$ 544,360
Puerto Rico Govt. Dev. Bank 5% 12/1/10	1,500,000	1,559,220
		3,646,754
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $291,439,804)	300,981,974
NET OTHER ASSETS - 1.5%	4,690,980
NET ASSETS - 100%	$ 305,672,954
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.8%
Transportation	14.4%
Escrowed/Pre-Refunded	12.8%
Health Care	11.5%
Water & Sewer	10.3%
Education	9.8%
Others* (individually less than 5%)	8.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $291,439,804)		$ 300,981,974
Cash		8,812,228
Receivable for fund shares sold		45,425
Interest receivable		3,543,655
Prepaid expenses		1,522
Other receivables		42,966
Total assets		313,427,770

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,083,149
Payable for fund shares redeemed	159,263
Distributions payable	320,614
Accrued management fee	94,118
Other affiliated payables	53,146
Other payables and accrued expenses	44,526
Total liabilities		7,754,816

Net Assets		$ 305,672,954
Net Assets consist of:
Paid in capital		$ 296,060,276
Undistributed net investment income		16,649
Accumulated undistributed net realized gain (loss) on investments		53,859
Net unrealized appreciation (depreciation) on investments		9,542,170
Net Assets, for 28,342,954 shares outstanding		$ 305,672,954
Net Asset Value, offering price and redemption price per share ($305,672,954 ÷ 28,342,954 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 13,618,115

Expenses
Management fee	$ 1,132,356
Transfer agent fees	237,078
Accounting fees and expenses	76,529
Custodian fees and expenses	5,013
Independent trustees' compensation	1,169
Registration fees	20,430
Audit	51,498
Legal	2,612
Miscellaneous	4,363
Total expenses before reductions	1,531,048
Expense reductions	(254,958)	1,276,090
Net investment income		12,342,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,233,270
Futures contracts	45,460
Total net realized gain (loss)		1,278,730
Change in net unrealized appreciation (depreciation) on investment securities		(1,344,663)
Net gain (loss)		(65,933)
Net increase (decrease) in net assets resulting from operations		$ 12,276,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,342,025	$ 12,367,867
Net realized gain (loss)	1,278,730	1,976,866
Change in net unrealized appreciation (depreciation)	(1,344,663)	(6,355,623)
Net increase (decrease) in net assets resulting from operations	12,276,092	7,989,110
Distributions to shareholders from net investment income	(12,336,853)	(12,342,980)
Distributions to shareholders from net realized gain	(310,486)	(2,072,399)
Total distributions	(12,647,339)	(14,415,379)
Share transactions Proceeds from sales of shares	37,832,845	54,588,207
Reinvestment of distributions	8,726,545	10,204,264
Cost of shares redeemed	(47,247,313)	(49,266,553)
Net increase (decrease) in net assets resulting from share transactions	(687,923)	15,525,918
Redemption fees	142	10,940
Total increase (decrease) in net assets	(1,059,028)	9,110,589

Net Assets
Beginning of period	306,731,982	297,621,393
End of period (including undistributed net investment income of $16,649 and undistributed net investment income of $22,723, respectively)	$ 305,672,954	$ 306,731,982
Other Information Shares
Sold	3,522,178	4,981,143
Issued in reinvestment of distributions	811,737	934,909
Redeemed	(4,399,396)	(4,514,890)
Net increase (decrease)	(65,481)	1,401,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Income from Investment Operations
Net investment income B	.433	.440	.454	.463	.482
Net realized and unrealized gain (loss)	(.009)	(.148)	.006	.091	.471
Total from investment operations	.424	.292	.460	.554	.953
Distributions from net investment income	(.433)	(.439)	(.452)	(.462)	(.482)
Distributions from net realized gain	(.011)	(.073)	(.048)	(.102)	(.041)
Total distributions	(.444)	(.512)	(.500)	(.564)	(.523)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07
Total Return A	4.02%	2.70%	4.28%	5.11%	9.14%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.42%	.45%	.49%	.50%	.49%
Net investment income	4.03%	4.02%	4.14%	4.18%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,673	$ 306,732	$ 297,621	$ 292,019	$ 300,026
Portfolio turnover rate	19%	26%	14%	18%	9%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/06	% of fund's investments 6/30/06	% of fund's investments 12/31/05
0 - 30	93.0	95.5	88.4
31 - 90	1.0	0.8	1.2
91 - 180	2.6	0.0	5.6
181 - 397	3.4	3.7	4.8
Weighted Average Maturity
	12/31/06	6/30/06	12/31/05
Fidelity Pennsylvania Municipal Money Market Fund	19 Days	19 Days	23 Days
Pennsylvania Tax-Free Money Market Funds Average *	25 Days	18 Days	27 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Variable Rate Demand Notes (VRDNs) 90.7%	Variable Rate Demand Notes (VRDNs) 88.8%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 1.9%	Tender Bonds 2.0%
Municipal Notes 3.2%	Municipal Notes 2.5%
Other Investments 1.2%	Other Investments 1.7%
Net Other Assets 2.5%	Net Other Assets 4.5%

Current and Historical Seven-Day Yields
	1/1/07	10/2/06	7/3/06	4/3/06	1/2/06
Fidelity Pennsylvania Municipal Money Market Fund	3.45%	3.27%	3.49%	2.74%	2.98%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value (Note 1)
Pennsylvania - 96.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.96%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series Putters 1594, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,005,000	2,005,000
Series Putters 3743, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	2,195,000	2,195,000
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (b)	5,000,000	5,000,000
(Presbyterian Univ. Health Sys. Proj.) Series 1990 A, 3.95% (MBIA Insured), VRDN (b)	3,300,000	3,300,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 4.15%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	1,480,000	1,480,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 4.08%, LOC Nat'l. City Bank, PA, VRDN (b)(c)	1,200,000	1,200,000
(R.I. Lampus Co. Proj.) Series 1997 A, 4.03%, LOC Nat'l. City Bank, PA, VRDN (b)(c)	2,195,000	2,195,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus. Trust Proj.) 4.01%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(c)	2,360,000	2,360,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.94%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.97%, LOC Wachovia Bank NA, VRDN (b)(c)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (b)(c)	2,105,000	2,105,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 4.01%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.95%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	5,825,000	5,825,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.): - continued
Series 1998 A2, 4.07%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	$ 3,300,000	$ 3,300,000
Central Bucks School District Series 2000 A, 3.96% (FGIC Insured), VRDN (b)	3,930,000	3,930,000
Chester County Inter Unit 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,650,000	1,650,000
Clipper Tax-Exempt Trust Participating VRDN Series 2006 13, 3.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,050,000	5,050,000
Cumberland County Muni. Auth. College Rev. Bonds (Dickinson College Proj.) Series 2000 B, 3.63%, tender 11/1/07 (AMBAC Insured) (b)	5,405,000	5,405,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN:
Series PA 1295, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	10,650,000	10,650,000
Series Putters 1497, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,745,000	4,745,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000,000	1,000,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.96%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,600,000	4,600,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 3.95%, LOC Bank of America NA, VRDN (b)(c)	1,500,000	1,500,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 4.02%, LOC Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.98% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 4.06%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,905,000	1,905,000
Series C, 4.06%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,000,000	1,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 91, 3.68% tender 3/6/07, CP mode (c)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.97%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 4.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	$ 2,200,000	$ 2,200,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 4.08%, LOC JPMorgan Chase Bank, VRDN (b)(c)	19,700,000	19,700,000
(FirstEnergy Corp. Proj.) Series A, 3.95%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,800,000	4,800,000
(Merck & Co. Proj.) Series 2000, 3.98%, VRDN (b)(c)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 4.01% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	9,400,000	9,400,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)(c)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) 3.97%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.97%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	4,335,000	4,335,000
Series 1999 C4, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2002 B6, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2004 D2, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,300,000	2,300,000
Series 2004 D6, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,500,000	2,500,000
Series B3, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,100,000	1,100,000
Series B5, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 3.97% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	4,500,000	4,500,000
(Waste Mgmt., Inc. Proj.) 4.15%, VRDN (b)(c)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 4.115%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 4.1% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,085,000	3,085,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.95% (AMBAC Insured), VRDN (b)(c)	9,500,000	9,500,000
Series 1988 B, 3.95% (AMBAC Insured), VRDN (b)(c)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: - continued
Series 1988 C, 3.95%, LOC Sallie Mae, VRDN (b)(c)	$ 31,800,000	$ 31,799,998
Series 1988 E, 3.95%, LOC Sallie Mae, VRDN (b)(c)	19,000,000	19,000,000
Series 1997 A, 4% (AMBAC Insured), VRDN (b)(c)	2,900,000	2,900,000
Series 1999 A, 3.95% (AMBAC Insured), VRDN (b)(c)	10,900,000	10,900,000
Series 2000 A, 4% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Series 2001 B, 3.96% (FSA Insured), VRDN (b)(c)	800,000	800,000
Series 2002 B, 4% (FSA Insured), VRDN (b)(c)	2,800,000	2,800,000
Series A:
3.95% (AMBAC Insured), VRDN (b)(c)	5,000,000	5,000,000
4% (AMBAC Insured), VRDN (b)(c)	2,500,000	2,500,000
4% (FSA Insured), VRDN (b)(c)	20,500,000	20,500,000
Series A1, 4% (AMBAC Insured), VRDN (b)(c)	5,600,000	5,600,000
Pennsylvania Higher Ed. Facilities Auth. Participating VRDN Series PT 3509, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,985,000	3,985,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.94%, LOC Unicredito Italiano Spa, VRDN (b)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.97% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,590,000	7,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 00 1412, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	4,600,000	4,600,000
Series Putters 1378, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
(Mount Aloysius College Proj.) Series L3, 3.94%, LOC Allied Irish Banks PLC, VRDN (b)	2,600,000	2,600,000
Series I3, 3.95%, LOC Allied Irish Banks PLC, VRDN (b)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 06 K 57, 4.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,500,000	2,500,000
Series LB 06 P35, 4.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,510,000	2,510,000
Series MT 163, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,610,000	4,610,000
Series PA 1235, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,075,000	1,075,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PA 930, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 4,995,000	$ 4,995,000
Series PT 2190, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,775,000	4,775,000
Series PT 890, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	835,000	835,000
Series Putters 1213, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,055,000	2,055,000
(Single Family Mortgage Proj.) Series 2006 92B, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	4,300,000	4,300,000
Series 2004 84D, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	14,535,000	14,535,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 06 B15, 4% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	5,250,000	5,250,000
Series Putters 152, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,645,000	4,645,000
Series Putters 1593, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,400,000	3,400,000
Series 2006 94B, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	3,000,000	3,000,000
Series 95C, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	5,000,000	5,000,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	2,129,000	2,129,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 3.95%, tender 1/5/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,750,000	3,750,000
Series 2002 A1, 3.95% (Liquidity Facility WestLB AG), VRDN (b)	5,000,000	5,000,000
Series 2002 A3, 3.95% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,700,000	9,700,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	985,000	985,000
Series SG 118, 3.98% (Liquidity Facility Societe Generale) (b)(c)(d)	5,600,000	5,600,000
Series 2005 C, 4% (MBIA Insured), VRDN (b)(c)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series PA 882, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,200,000	$ 2,200,000
Series Putters 217, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,715,000	7,715,000
Philadelphia Gas Works Rev.:
Bonds (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,026,581
Participating VRDN Series PT 1144, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,515,000	3,515,000
Fifth Series A2, 3.95%, LOC Bank of Nova Scotia, New York Agcy., LOC JPMorgan Chase Bank, VRDN (b)	6,405,000	6,405,000
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	4,600,000	4,615,894
Philadelphia Redev. Auth. Rev. Participating VRDN:
Series DB 134, 3.96% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,425,000	3,425,000
Series ROC II R 392, 3.95% (Liquidity Facility Citibank NA) (b)(d)	1,000,000	1,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 7050050 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	2,300,000	2,300,000
Series MS 773, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	1,500,000	1,500,000
Pittsburgh Gen. Oblig. Bonds Series A, 6% 3/1/07 (MBIA Insured)	2,735,000	2,745,319
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	5,685,000	5,685,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.99%, LOC Dexia Cr. Local de France, VRDN (b)(c)	7,315,000	7,315,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 3.95% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,230,000	2,230,000
Southcentral Pennsylvania Gen. Auth. Rev.:
Participating VRDN Series ROC II R 604, 3.96% (Liquidity Facility Citibank NA) (b)(d)	2,355,000	2,355,000
(Hanover Lutheran Village Proj.) 3.96%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,700,000	3,700,000
State Pub. School Bldg. Auth. Participating VRDN Series Eagles 06 161, 3.96% (Liquidity Facility Citibank NA) (b)(d)	5,300,000	5,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	$ 4,300,000	$ 4,317,240
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
		517,664,032
Puerto Rico - 1.5%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	8,200,000	8,246,065
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $525,910,097)		525,910,097
NET OTHER ASSETS - 2.5%		13,326,498
NET ASSETS - 100%		$ 539,236,595
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,050,000 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 47,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $525,910,097)		$ 525,910,097
Cash		7,645,494
Receivable for fund shares sold		7,875,223
Interest receivable		3,271,747
Other receivables		95,441
Total assets		544,798,002

Liabilities
Payable for fund shares redeemed	$ 5,326,525
Distributions payable	16,606
Accrued management fee	217,530
Other affiliated payables	746
Total liabilities		5,561,407

Net Assets		$ 539,236,595
Net Assets consist of:
Paid in capital		$ 539,145,162
Undistributed net investment income		78,162
Accumulated undistributed net realized gain (loss) on investments		13,271
Net Assets, for 539,118,873 shares outstanding		$ 539,236,595
Net Asset Value, offering price and redemption price per share ($539,236,595 ÷ 539,118,873 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2006

Investment Income
Interest		$ 15,583,866
Income from Fidelity Central Funds		47,936
Total income		15,631,802

Expenses
Management fee	$ 2,293,467
Independent trustees' compensation	1,704
Total expenses before reductions	2,295,171
Expense reductions	(544,028)	1,751,143
Net investment income		13,880,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,270
Net increase in net assets resulting from operations		$ 13,893,929

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,880,659	$ 7,547,861
Net realized gain (loss)	13,270	92,353
Net increase in net assets resulting from operations	13,893,929	7,640,214
Distributions to shareholders from net investment income	(13,880,912)	(7,509,743)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,357,859,696	968,684,411
Reinvestment of distributions	13,678,174	7,419,506
Cost of shares redeemed	(1,258,701,495)	(881,682,805)
Net increase (decrease) in net assets and shares resulting from share transactions	112,836,375	94,421,112
Total increase (decrease) in net assets	112,849,392	94,551,583

Net Assets
Beginning of period	426,387,203	331,835,620
End of period (including undistributed net investment income of $78,162 and undistributed net investment income of $78,415, respectively)	$ 539,236,595	$ 426,387,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.020	.008	.006	.011
Distributions from net investment income	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.05%	2.02%	.81%	.65%	1.09%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.38%	.41%	.48%	.49%	.46%
Net investment income	3.02%	2.02%	.80%	.66%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 539,237	$ 426,387	$ 331,836	$ 294,312	$ 278,322

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 291,930,007	$ 9,472,582	$ (420,615)	$ 9,051,967
Fidelity Pennsylvania Municipal Money Market Fund	525,910,097	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Pennsylvania Municipal Income Fund	$ 107,363	$ 431,728	$ -
Fidelity Pennsylvania Municipal Money Market Fund	78,909	6,523	-

The tax character of distributions paid was as follows:

December 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 12,336,853	$ -	$ 310,486	$ 12,647,339
Fidelity Pennsylvania Municipal Money Market Fund	13,880,912	-	-	13,880,912
December 31, 2005
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 12,342,980	$ -	$ 2,072,399	$ 14,415,379
Fidelity Pennsylvania Municipal Money Market Fund	7,509,743	-	-	7,509,743

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash

Annual Report

2. Operating Policies - continued

Futures Contracts - continued

or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $60,337,246 and $58,375,775, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%	|

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 693

During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,988	$ 199,075	$ 50,895

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $544,028 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2006 the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002-present) and Fidelity Municipal Trust II (2001-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005- present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002 or 2005

Vice President of Pennsylvania Municipal Money Market (2002) and Pennsylvania Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (46)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Michael Widrig (43)

Year of Election or Appointment: 2003

Vice President of Pennsylvania Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005- present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Pennsylvania Municipal Income Fund	02/05/07	02/02/07	$0.00	$0.02
Fidelity Pennsylvania Municipal Money Market Fund	02/05/07	02/02/07	$0.00	$0.00

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2006, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$ 742,214
Fidelity Pennsylvania Municipal Money Market Fund	$ 13,217

During fiscal year ended 2006, 100% of Fidelity Pennsylvania Municipal Income Fund, and Fidelity Pennsylvania Municipal Money Market Fund income dividends were free from federal income tax, and 14.30% of Fidelity Pennsylvania Municipal Income Fund and 67.17% of Fidelity Pennsylvania Municipal Money Market income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000
Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000
William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000
Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000
Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000
William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000
Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

A special meeting of Fidelity Pennsylvania Municipal Income Fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000
Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000
William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000
Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000
Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000
William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000
Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

PROPOSAL 2
To change Fidelity Pennsylvania Municipal Income Fund from a diversified to a non-diversified fund.
	# of Votes	% of Votes
Affirmative	138,944,647.47	74.679
Against	29,304,872.03	15.751
Abstain	10,404,283.99	5.592
Broker Non-Votes	7,402,189.22	3.978
TOTAL	186,055,992.71	100.000

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-UANN-0207
1.787740.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2006, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund and Fidelity Pennsylvania Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Michigan Municipal Money Market Fund	$39,000	$32,000
Fidelity Ohio Municipal Money Market Fund	$37,000	$33,000
Fidelity Pennsylvania Municipal Money Market Fund	$38,000	$31,000
All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Michigan Municipal Money Market Fund	$0	$0
Fidelity Ohio Municipal Money Market Fund	$0	$0
Fidelity Pennsylvania Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Michigan Municipal Money Market Fund	$1,800	$1,700
Fidelity Ohio Municipal Money Market Fund	$1,800	$1,700
Fidelity Pennsylvania Municipal Money Market Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Michigan Municipal Money Market Fund	$1,500	$1,700
Fidelity Ohio Municipal Money Market Fund	$1,500	$1,800
Fidelity Pennsylvania Municipal Money Market Fund	$1,300	$1,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$125,000	$190,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed by PwC of $1,325,000A and $1,290,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$135,000	$200,000
Non-Covered Services	$1,190,000	$1,090,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 16, 2007